Investments	12 Months Ended
Jun. 30, 2020
Investments [Abstract]
Investments

11. Investments

a)	Changes in investments

	2019	Acquisition	Equity pickup	Effect from conversion	2020
Cresca	1,256	-	(150)	509	1,615
Agrofy	-	4,127	-	-	4,127
	1,256	4,127	(150)	509	5,742

	2018	Capital increase (reduction)	Equity pickup	Effect from conversion	2019
Cresca	86	49	1,102	19	1,256
	86	49	1,102	19	1,256

b)	Interest in Joint Venture

Cresca's summarized financial information, based on the financial statements prepared in accordance with IFRS as of and for years ended June 30, 2020 and 2019, and the reconciliation with the book value of the investment in the consolidated financial statements are presented below at the fair value adjustment on the acquisition date:

	2020	2019
Assets	3,489	2,876
Current	3,447	2,865
Cash and cash equivalents	175	349
Accounts receivable, inventories and other receivables	3,272	2,516
Noncurrent	42	11
Other noncurrent	42	11

Liabilities	260	365
Current	260	365
Trade payables, taxes and loans	260	365
Total net assets	3,229	2,511
Company's interest – 50%	50%	50%
Company's interest in net assets at estimated fair value	1,615	1,256

	2020	2019
Revenue	-	3
Cost of products sold	-	(6)
Gross revenue (expenses)	-	(3)
Selling expenses	-	(43)
Administrative expenses	(28)	(235)
Other profit/expenses	-	(72)
Finance costs	(272)	(101)
Loss before tax	(300)	(454)
Income and social contribution taxes	-	2,658
Loss for the year	(300)	2,204
Company's interest – 50%	(150)	1,102
Equity method	(150)	1,102